RIGHT-OF-USE ASSETS AND OPERATING LIABILITIES (Details) ¥ in Thousands	Dec. 31, 2021 CNY (¥)
Right-of-use assets and operating lease liabilities as of the respective balance sheet
Right-of-use assets	¥ 3,400
Operating lease liabilities - current	2,565
Operating lease liabilities - non-current	905
Total operating lease liabilities	¥ 3,470